SUBSEQUENT EVENTS (Details) - Subsequent events - ENERGY VAULT HOLDINGS, INC $ / shares in Units, $ in Millions		1 Months Ended
	Oct. 29, 2021 USD ($)	Apr. 30, 2021	Oct. 25, 2021 GWh MWh	Sep. 08, 2021 USD ($) $ / shares	Aug. 30, 2021 $ / shares
SUBSEQUENT EVENTS
Energy storage support (in hours) | GWh			1.6
Expected project capacity (in hours) | MWh			500
Invested amount	$ 1
Term of licensing contract		3 years
Payments to Acquire Investments	$ 1
Subscription Agreements
SUBSEQUENT EVENTS
Purchase price per share | $ / shares				$ 10.00
Aggregate value of additional issuance of shares				$ 100
Series C preferred stock
SUBSEQUENT EVENTS
Purchase price per share | $ / shares					$ 49.0258